UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Global Small Cap Fund

Schedule of Investments

July 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (97.9%)
Australia (6.8%)
Banks (1.0%)
Bendigo Bank, Ltd.§	80,000	$1,097,634
Commercial Services & Supplies (0.4%)
Iress Market Technology, Ltd.§	65,000	472,388
Diversified Financials (3.3%)
Austbrokers Holdings, Ltd.	397,000	1,554,051
Australian Infrastructure Fund§	300,000	832,282
Mortgage Choice, Ltd.§	503,000	1,306,290
		3,692,623
Machinery (0.4%)
Emeco Holdings, Ltd.	376,500	487,040
Media (1.1%)
Seven Network, Ltd.	77,000	732,426
STW Communications Group, Ltd.§	238,000	512,572
		1,244,998
Transportation Infrastructure (0.6%)
Babcock & Brown Infrastructure Group§	486,021	696,482
TOTAL AUSTRALIA		7,691,165
Belgium (1.5%)
Healthcare Equipment & Supplies (1.5%)
Omega Pharma SA	19,950	1,711,842
TOTAL BELGIUM		1,711,842
Bermuda (0.6%)
Household Durables (0.2%)
Helen of Troy, Ltd.*	7,700	171,017
Insurance (0.4%)
Max Capital Group, Ltd.	14,100	368,151
Montpelier Re Holdings, Ltd.§	6,800	107,780
		475,931
TOTAL BERMUDA		646,948
China (1.4%)
Communications Equipment (1.4%)
ZTE Corp. Series H§	352,800	1,652,094
TOTAL CHINA		1,652,094
Denmark (1.3%)
Household Durables (1.3%)
Bang & Olufsen AS B Shares§	12,375	1,435,684
TOTAL DENMARK		1,435,684
Finland (0.4%)
Communications Equipment (0.4%)
Elcoteq SE§	54,150	456,711
TOTAL FINLAND		456,711
France (1.7%)
Real Estate (1.7%)
Nexity	26,350	1,967,988
TOTAL FRANCE		1,967,988
Germany (7.1%)
Building Products (1.4%)
Pfleiderer AG§	58,700	1,570,303

	Number of Shares	Value

COMMON STOCKS
Germany
Commercial Services & Supplies (1.2%)
CeWe Color Holding AG	28,500	$1,329,363
Machinery (1.8%)
IWKA AG*§	58,000	2,078,257
Real Estate (1.1%)
Vivacon AG	35,000	1,209,289
Specialty Retail (1.6%)
Fielmann AG§	30,600	1,854,423
TOTAL GERMANY		8,041,635
Japan (14.8%)
Auto Components (2.0%)
NHK Spring Company, Ltd.§	96,000	860,552
Nippon Seiki Company, Ltd.	50,000	1,364,062
		2,224,614
Chemicals (2.7%)
Kuraray Company, Ltd.	100,500	1,149,693
Nippon Shokubai Company, Ltd.§	71,000	622,498
Toho Tenax Company, Ltd.*§	219,000	1,334,522
		3,106,713
Commercial Services & Supplies (0.2%)
Take and Give Needs Company, Ltd.§	895	254,380
Communications Equipment (1.1%)
Epson Toyocom Corp.§	153,000	1,193,073
Computers & Peripherals (1.1%)
Melco Holdings, Inc.§	51,300	1,203,885
Distribution & Wholesale (0.2%)
Happinet Corp.	21,100	283,896
Diversified Financials (0.9%)
Asset Managers Company, Ltd.§	440	481,880
OMC Card, Inc.§	87,100	558,845
		1,040,725
Electrical Equipment (1.0%)
Hitachi Cable, Ltd.	187,000	1,146,935
Food Products (0.6%)
Mitsui Sugar Company, Ltd.§	199,000	629,702
Hotels, Restaurants & Leisure (0.6%)
Round One Corp.§	309	689,522
Internet & Catalog Retail (0.5%)
Belluna Company, Ltd.§	49,700	580,885
Internet Software & Services (1.3%)
ACCA Networks Company, Ltd.	206	406,262
SBI Holdings, Inc.§	3,375	1,029,668
		1,435,930
Machinery (1.0%)
Sodick Company, Ltd.	159,800	1,189,835
Specialty Retail (1.6%)
USS Company, Ltd.	19,220	1,277,066
Village Vanguard Company, Ltd.	109	561,761
		1,838,827
TOTAL JAPAN		16,818,922
Netherlands (3.0%)
Electronic Equipment & Instruments (0.7%)
Gemalto NV*§	34,200	805,460

	Number of Shares	Value

COMMON STOCKS
Netherlands
Semiconductor Equipment & Products (2.1%)
ASM International NV*§	84,000	$2,366,212
Software (0.2%)
Tele Atlas NV*§	6,744	190,727
TOTAL NETHERLANDS		3,362,399
Norway (3.7%)
Electronic Equipment & Instruments (2.4%)
Tandberg ASA	121,367	2,752,387
Machinery (1.3%)
Tomra Systems ASA§	188,000	1,467,268
TOTAL NORWAY		4,219,655
Sweden (4.0%)
Commercial Services & Supplies (0.8%)
Observer AB*	216,000	841,442
Healthcare Equipment & Supplies (1.7%)
Getinge AB Class B	89,000	1,961,292
Machinery (1.5%)
Alfa Laval AB	27,814	1,746,840
TOTAL SWEDEN		4,549,574
Switzerland (2.4%)
Machinery (2.4%)
Georg Fischer AG*	3,420	2,790,947
TOTAL SWITZERLAND		2,790,947
United Kingdom (11.7%)
Commercial Services & Supplies (3.8%)
Michael Page International PLC	200,000	2,194,640
Serco Group PLC	240,000	2,118,927
		4,313,567
Diversified Financials (1.3%)
Melrose PLC	400,000	1,405,969
Hotels, Restaurants & Leisure (1.2%)
Rank Group PLC	400,000	1,375,697
Industrial Conglomerates (3.3%)
Intertek Group PLC	100,000	1,985,088
Synergy Healthcare PLC	93,385	1,704,071
		3,689,159
Insurance (0.6%)
Amlin PLC	130,000	718,994
Road & Rail (1.5%)
Arriva PLC	110,000	1,746,245
TOTAL UNITED KINGDOM		13,249,631
United States (37.5%)
Aerospace & Defense (0.6%)
BE Aerospace, Inc.*	2,500	101,400
Cubic Corp.	1,400	38,542
Curtiss-Wright Corp.	9,100	396,487
United Industrial Corp.§	1,700	107,372
		643,801
Air Freight & Couriers (0.1%)
Hub Group, Inc. Class A*	3,700	125,874
Airlines (0.1%)
Republic Airways Holdings, Inc.*	2,300	44,367

	Number of Shares	Value

COMMON STOCKS
United States
Airlines
Skywest, Inc.	3,200	$71,392
		115,759
Auto Components (0.3%)
Accuride Corp.*	4,500	63,495
Cooper Tire & Rubber Co.§	5,500	126,445
Lear Corp.*	1,200	40,296
Wabtec Corp.	2,500	102,100
		332,336
Banks (1.0%)
Center Financial Corp.§	2,100	31,206
Community Bancorp*§	3,300	77,253
East West Bancorp, Inc.	3,600	131,976
FirstFed Financial Corp.*§	1,500	67,800
Hanmi Financial Corp.	8,200	118,900
Nara Bancorp, Inc.§	2,200	32,472
Prosperity Bancshares, Inc.§	3,200	90,624
Southwest Bancorp, Inc.	3,200	63,200
Sterling Bancshares, Inc.	19,350	201,434
Sterling Financial Corp.§	2,600	59,046
SVB Financial Group*§	1,900	100,092
Umpqua Holdings Corp.§	5,900	112,218
Vineyard National Bancorp Co.§	1,890	39,104
W Holding Company, Inc.§	5,700	12,597
		1,137,922
Beverages (0.1%)
Boston Beer Company, Inc. Class A*§	3,600	146,736
Biotechnology (2.2%)
Albany Molecular Research, Inc.*	16,300	239,773
Alkermes, Inc.*§	15,700	223,568
BioMarin Pharmaceuticals, Inc.*§	5,100	92,106
Cubist Pharmaceuticals, Inc.*§	13,900	320,534
LifeCell Corp.*§	15,900	487,971
Martek Biosciences Corp.*§	3,000	76,860
Myriad Genetics, Inc.*§	4,000	149,520
Onyx Pharmaceuticals, Inc.*	5,200	144,612
Pharmanet Development Group, Inc.*	3,900	109,200
Savient Pharmaceuticals, Inc.*§	12,600	149,184
United Therapeutics Corp.*	2,300	159,528
ViroPharma, Inc.*§	25,200	323,820
		2,476,676
Building Products (0.3%)
Apogee Enterprises, Inc.	4,400	113,344
Lamson & Sessions Co.*	9,800	216,972
		330,316
Chemicals (1.1%)
Cambrex Corp.	3,500	47,810
CF Industries Holdings, Inc.	8,100	465,588
H.B. Fuller Co.	7,400	204,462
Olin Corp.	7,000	146,090
OM Group, Inc.*	4,600	222,824
W.R. Grace & Co.*§	10,000	206,500
		1,293,274
Commercial Services & Supplies (1.4%)
Advance America Cash Advance Centers, Inc.§	4,000	58,680
Atlas Air Worldwide Holdings, Inc.*§	1,700	92,157
Bristow Group, Inc.*§	3,400	161,262
CPI Corp.	300	17,622
CSG Systems International, Inc.*	7,100	177,642
Deluxe Corp.	2,300	86,848

	Number of Shares	Value

COMMON STOCKS
United States
Commercial Services & Supplies
DeVry, Inc.	6,000	$194,400
Heidrick & Struggles International, Inc.*	1,600	85,984
Hudson Highland Group, Inc.*	2,300	37,950
ICT Group, Inc.*§	1,700	26,843
Integrated Electrical Services, Inc.*§	2,900	77,256
Korn/Ferry International*	7,600	179,588
Labor Ready, Inc.*	10,100	237,956
Layne Christensen Co.*§	1,800	81,306
Sotheby’s§	2,900	123,975
		1,639,469
Communications Equipment (0.9%)
Arris Group, Inc.*	22,300	330,486
C-COR, Inc.*	7,900	106,255
CommScope, Inc.*	1,900	103,417
Comtech Telecommunications Corp.*	6,900	299,943
Emulex Corp.*	8,100	160,380
		1,000,481
Computers & Peripherals (0.2%)
Immersion Corp.*§	5,400	84,186
Novatel Wireless, Inc.*§	4,600	99,038
		183,224
Construction & Engineering (0.6%)
Dycom Industries, Inc.*§	3,700	103,415
EMCOR Group, Inc.*	7,400	265,660
Perini Corp.*	4,300	264,063
		633,138
Construction Materials (0.1%)
Texas Industries, Inc.§	1,200	94,572
Containers & Packaging (0.1%)
Rock-Tenn Co. Class A	2,200	67,584
Diversified Financials (1.0%)
ACA Capital Holdings, Inc.*§	3,300	19,305
ASTA Funding, Inc.§	900	32,472
Calamos Asset Management, Inc. Class A	3,900	96,330
Euronet Worldwide, Inc.*§	3,300	83,853
GFI Group, Inc.*§	700	52,164
Knight Capital Group, Inc. Class A*	6,100	86,254
MCG Capital Corp.§	12,400	179,428
optionsXpress Holdings, Inc.§	6,100	152,561
Portfolio Recovery Associates, Inc.§	3,500	182,875
SWS Group, Inc.§	4,750	83,837
Texas Capital Bancshares, Inc.*	2,300	45,678
Walter Industries, Inc.§	5,700	142,500
		1,157,257
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	12,600	65,016
Premiere Global Services, Inc.*	5,800	67,512
SAVVIS, Inc.*§	1,000	37,560
		170,088
Electric Utilities (0.6%)
Black Hills Corp.§	4,800	179,040
Central Vermont Public Service Corp.§	1,200	40,800
Cleco Corp.§	2,500	59,375
El Paso Electric Co.*	8,200	190,814
Portland General Electric Co.§	3,400	91,494
UIL Holdings Corp.§	2,100	62,118
Unisource Energy Corp.	3,300	100,419
		724,060

	Number of Shares	Value

COMMON STOCKS
United States
Electrical Equipment (0.8%)
Encore Wire Corp.§	6,400	$195,520
General Cable Corp.*§	6,000	477,000
Genlyte Group, Inc.*§	2,600	180,882
Houston Wire & Cable Co.*	1,900	48,963
		902,365
Electronic Equipment & Instruments (1.4%)
Analogic Corp.	700	46,473
Anixter International, Inc.*§	1,300	107,445
FLIR Systems, Inc.*§	3,400	148,410
Greatbatch, Inc.*§	6,100	189,283
Hittite Microwave Corp.*§	2,400	96,528
Intevac, Inc.*	2,200	35,750
LoJack Corp.*§	6,200	132,184
Methode Electronics, Inc.	16,600	268,422
MTS Systems Corp.	1,500	62,625
Plexus Corp.*	6,800	164,900
Rofin-Sinar Technologies, Inc.*	2,100	136,647
Varian, Inc.*	3,300	198,462
		1,587,129
Energy Equipment & Services (1.8%)
Allis-Chalmers Energy, Inc.*§	1,900	45,600
Atwood Oceanics, Inc.*§	4,300	294,980
Basic Energy Services, Inc.*§	5,300	111,406
Complete Production Services, Inc.*	10,400	241,176
Global Industries, Ltd.*	7,600	196,840
Grey Wolf, Inc.*§	23,100	171,171
GulfMark Offshore, Inc.*§	900	42,282
Hercules Offshore, Inc.*	5,600	168,112
Lufkin Industries, Inc.§	1,500	88,815
Oil States International, Inc.*	4,500	196,830
Parker Drilling Co.*§	11,000	103,620
Trico Marine Services, Inc.*§	1,200	42,540
Unit Corp.*	3,000	165,180
W-H Energy Services, Inc.*	3,000	192,240
		2,060,792
Food & Drug Retailing (1.1%)
Arden Group, Inc. Class A§	300	38,124
Casey’s General Stores, Inc.	2,700	67,311
Central European Distribution Corp.*§	5,400	222,318
Flowers Foods, Inc.	4,300	88,150
Longs Drug Stores Corp.	1,800	87,048
Nash Finch Co.§	4,300	173,161
Performance Food Group Co.*	3,200	91,712
PetMed Express, Inc.*§	3,600	52,488
Terra Industries, Inc.*§	17,700	434,181
Village Super Market, Inc. Class A§	950	44,232
		1,298,725
Food Products (0.6%)
Corn Products International, Inc.	5,900	263,258
Imperial Sugar Co.§	3,900	104,949
MGP Ingredients, Inc.§	6,600	107,250
Sanderson Farms, Inc.§	2,700	107,649
Seaboard Corp.§	20	40,000
USANA Health Sciences, Inc.*§	2,300	92,828
		715,934
Gas Utilities (0.3%)
Atmos Energy Corp.	2,300	64,561
Energen Corp.	2,200	116,402
Southwest Gas Corp.	3,700	114,996
		295,959

	Number of Shares	Value

COMMON STOCKS
United States
Healthcare Equipment & Supplies (1.7%)
Align Technology, Inc.*§	5,100	$133,110
ArthroCare Corp.*§	7,500	379,650
Hologic, Inc.*	2,600	134,680
Immucor, Inc.*	6,300	196,308
Inverness Medical Innovations, Inc.*§	1,500	72,615
LCA-Vision, Inc.§	4,100	145,591
Meridian Bioscience, Inc.§	6,900	154,077
Noven Pharmaceuticals, Inc.*§	2,200	39,072
Palomar Medical Technologies, Inc.*§	6,500	207,545
Quidel Corp.*	2,900	43,152
SurModics, Inc.*§	3,500	160,545
Vital Signs, Inc.	1,700	88,417
West Pharmaceutical Services, Inc.§	2,900	134,212
		1,888,974
Healthcare Providers & Services (2.1%)
Alliance Imaging, Inc.*	13,800	122,958
Amedisys, Inc.*§	5,600	211,960
Amerigroup Corp.*	5,900	163,312
AmSurg Corp.*	3,500	87,990
Apria Healthcare Group, Inc.*§	3,200	83,904
Centene Corp.*	4,000	86,440
eResearch Technology, Inc.*§	6,600	63,360
Kindred Healthcare, Inc.*§	5,500	147,290
Magellan Health Services, Inc.*	3,100	129,642
Matria Healthcare, Inc.*§	5,100	131,733
MedCath Corp.*§	3,100	93,899
Molina Healthcare, Inc.*§	4,600	144,394
National Healthcare Corp.§	900	46,944
Omnicell, Inc.*§	4,800	114,624
PARAXEL International Corp.*	8,500	343,655
Pediatrix Medical Group, Inc.*	900	48,564
Psychiatric Solutions, Inc.*	3,752	127,906
Sun Healthcare Group, Inc.*§	3,500	47,320
Sunrise Senior Living, Inc.*§	4,000	159,040
		2,354,935
Hotels, Restaurants & Leisure (0.7%)
CBRL Group, Inc.	1,100	42,273
CEC Entertainment, Inc.*	1,300	38,363
Domino’s Pizza, Inc.	7,800	149,370
Jack in the Box, Inc.*	2,100	134,379
Monarch Casino & Resort, Inc.*	4,500	127,305
O’Charley’s, Inc.§	2,200	39,006
P.F. Chang’s China Bistro, Inc.*§	2,400	78,576
Red Robin Gourmet Burgers, Inc.*§	1,500	57,855
WMS Industries, Inc.*§	5,450	142,190
		809,317
Household Durables (0.5%)
American Greetings Corp. Class A§	12,000	296,760
CSS Industries, Inc.§	1,200	43,128
Tempur-Pedic International, Inc.§	4,700	146,405
Topps Company, Inc.	5,600	53,760
Tupperware Brands Corp.	3,200	83,232
		623,285
Industrial Conglomerates (0.1%)
Chemed Corp.	700	44,296
Lydall, Inc.*	3,300	38,115
Tredegar Corp.§	2,200	40,392
		122,803
Insurance (1.1%)
American Physicians Capital, Inc.*	1,300	49,296

	Number of Shares	Value

COMMON STOCKS
United States
Insurance
Commerce Group, Inc.	5,700	$163,761
Delphi Financial Group, Inc. Class A	2,300	92,391
HealthExtras, Inc.*	2,400	64,392
Midland Co.§	1,000	47,520
Phoenix Companies, Inc.	7,000	96,530
Safety Insurance Group, Inc.	7,200	239,760
Seabright Insurance Holdings*	4,600	83,398
Tower Group, Inc.	4,200	111,300
Universal American Financial Corp.*§	7,900	157,289
Zenith National Insurance Corp.§	3,500	141,260
		1,246,897
Internet & Catalog Retail (0.3%)
Insight Enterprises, Inc.*	4,600	103,776
Priceline.com, Inc.*	3,300	210,540
Systemax, Inc.§	1,300	27,105
		341,421
Internet Software & Services (0.8%)
Digital River, Inc.*	2,100	94,521
j2 Global Communications, Inc.*	8,600	280,704
NETGEAR, Inc.*§	3,100	85,746
United Online, Inc.	17,500	247,100
ValueClick, Inc.*	6,400	136,832
Websense, Inc.*§	3,900	77,844
		922,747
IT Consulting & Services (0.0%)
Sykes Enterprises, Inc.*	2,500	41,850
Leisure Equipment & Products (0.3%)
Build-A-Bear Workshop, Inc.*§	3,600	72,000
JAKKS Pacific, Inc.*§	8,500	201,535
RC2 Corp.*	2,200	77,902
		351,437
Machinery (2.5%)
Actuant Corp. Class A§	2,500	152,450
Applied Industrial Technologies, Inc.	3,400	96,526
Astec Industries, Inc.*	2,200	114,774
Cascade Corp.	1,300	88,127
Ceradyne, Inc.*§	7,600	567,188
Columbus McKinnon Corp.*	5,700	146,205
EnPro Industries, Inc.*	7,800	307,164
Esterline Technologies Corp.*	1,000	46,290
FreightCar America, Inc.§	4,700	222,169
Gardner Denver, Inc.*	5,700	237,063
Hurco Companies, Inc.*§	3,600	167,688
Manitowoc Company, Inc.	3,800	295,146
Mueller Industries, Inc.	9,000	331,920
NACCO Industries, Inc. Class A	500	65,760
		2,838,470
Marine (0.1%)
Hornbeck Offshore Services, Inc.*§	2,200	94,710
Media (0.1%)
InVentiv Health, Inc.*	3,900	138,372
Metals & Mining (1.8%)
AK Steel Holding Corp.*§	3,600	143,892
Carpenter Technology Corp.	700	83,083
Century Aluminum Co.*	7,100	365,934
Cleveland-Cliffs, Inc.§	3,400	235,518
Coeur d’Alene Mines Corp.*§	47,900	187,289
GrafTech International, Ltd.*	17,800	275,722
Hecla Mining Co.*§	11,100	87,135

	Number of Shares	Value

COMMON STOCKS
United States
Metals & Mining
Massey Energy Co.	5,400	$115,290
Metal Management, Inc.	3,900	163,839
Quanex Corp.§	6,400	288,384
USEC, Inc.*§	7,800	130,962
		2,077,048
Oil & Gas (1.7%)
Alon USA Energy, Inc.§	3,100	110,577
ATP Oil & Gas Corp.*§	2,000	90,780
Comstock Resources, Inc.*	10,100	271,286
Delek US Holdings, Inc.§	9,200	243,616
General Maritime Corp.	1,500	39,000
Helix Energy Solutions Group, Inc.*§	4,800	186,960
Mariner Energy, Inc.*§	7,600	160,588
Petroleum Development Corp.*§	2,900	116,986
Rosetta Resources, Inc.*§	6,100	109,861
Swift Energy Co.*	8,700	371,838
VAALCO Energy, Inc.*§	20,400	97,104
Western Refining, Inc.§	2,400	133,200
		1,931,796
Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*	4,500	68,985
Personal Products (0.1%)
Elizabeth Arden, Inc.*	5,300	114,162
Pharmaceuticals (0.7%)
American Oriental Bioengineering, Inc.*§	6,400	46,080
K-V Pharmaceutical Co. Class A*§	7,100	194,114
Par Pharmaceutical Cos, Inc.*	7,000	165,830
Pharmion Corp.*§	4,300	104,748
Salix Pharmaceuticals, Ltd.*§	13,200	145,464
Sciele Pharma, Inc.*	5,000	115,950
		772,186
Real Estate (0.5%)
Alexandria Real Estate Equities, Inc.	500	43,065
Anthracite Capital, Inc.	6,000	56,400
Arbor Realty Trust, Inc.§	1,800	35,550
BioMed Realty Trust, Inc.	2,300	50,232
Digital Realty Trust, Inc.	3,400	112,710
Entertainment Properties Trust	2,500	111,375
National Health Investors, Inc.§	4,400	139,040
		548,372
Road & Rail (0.2%)
Arkansas Best Corp.§	2,600	93,678
Genesee & Wyoming, Inc. Class A*	3,300	84,645
Saia, Inc.*	3,200	64,736
		243,059
Semiconductor Equipment & Products (1.8%)
Advanced Energy Industries, Inc.*	13,300	235,543
Amkor Technology, Inc.*§	10,400	128,544
Asyst Technologies, Inc.*	4,600	30,728
Brooks Automation, Inc.*	14,200	249,494
Cymer, Inc.*	3,400	145,350
Kulicke and Soffa Industries, Inc.*	5,000	46,800
Mattson Technology, Inc.*	8,700	86,652
Micrel, Inc.	9,000	93,150
MKS Instruments, Inc.*	3,500	79,450
OmniVision Technologies, Inc.*§	9,100	156,247
ON Semiconductor Corp.*§	13,100	154,842
Photronics, Inc.*	3,600	50,472
Tessera Technologies, Inc.*	2,200	90,486
Varian Semiconductor Equipment Associates, Inc.*	5,850	274,950

	Number of Shares	Value

COMMON STOCKS
United States
Semiconductor Equipment & Products
Zoran Corp.*	14,000	$263,900
		2,086,608
Software (0.9%)
Aspen Technology, Inc.*§	13,100	162,440
EPIQ Systems, Inc.*§	2,700	46,035
Informatica Corp.*§	11,300	157,522
Jack Henry & Associates, Inc.	2,000	48,040
Progress Software Corp.*	5,300	160,325
SPSS, Inc.*§	3,100	127,224
THQ, Inc.*	6,000	172,560
VASCO Data Security International, Inc.*§	6,300	166,761
		1,040,907
Specialty Retail (1.1%)
Aeropostale, Inc.*	12,400	472,192
Charlotte Russe Holding, Inc.*§	10,600	188,362
Charming Shoppes, Inc.*	11,300	111,644
Children’s Place Retail Stores, Inc.*	1,700	57,987
Dress Barn, Inc.*	1,100	20,009
Gymboree Corp.*	5,100	219,555
Jos. A. Bank Clothiers, Inc.*§	2,300	79,350
Select Comfort Corp.*§	9,000	143,460
		1,292,559
Textiles & Apparel (0.7%)
Crocs, Inc.*§	1,000	59,320
Deckers Outdoor Corp.*§	1,100	113,410
Guess?, Inc.	1,500	71,235
Oxford Industries, Inc.	1,500	60,600
Steven Madden, Ltd.	5,600	157,920
True Religion Apparel, Inc.*	7,500	137,700
Warnaco Group, Inc.*	5,000	180,550
		780,735
Tobacco (0.3%)
Schweitzer-Mauduit International, Inc.	1,800	41,094
Universal Corp.§	2,300	126,983
Vector Group, Ltd.§	9,300	199,020
		367,097
Wireless Telecommunication Services (0.4%)
NTELOS Holdings Corp.	2,700	72,360
Syniverse Holdings, Inc.*	11,700	157,365
USA Mobility, Inc.*	7,100	169,477
		399,202
TOTAL UNITED STATES		42,631,405

TOTAL COMMON STOCKS (Cost $95,765,988)		111,226,600

PREFERRED STOCK (1.9%)
Germany (1.9%)
Healthcare Equipment & Supplies (1.9%)
Draegerwerk AG (Cost $1,540,403)	26,000	2,152,058

SHORT-TERM INVESTMENTS (31.3%)
State Street Navigator Prime Portfolio§§	35,077,541	35,077,541

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/07	434	434,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,511,541)		35,511,541

TOTAL INVESTMENTS AT VALUE (131.1%) (Cost $132,817,932)	148,890,199

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.1%)	(35,339,185)

NET ASSETS (100.0%)	$113,551,014

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $132,817,932, $26,260,776, $(10,188,509) and $16,072,267, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September24, 2007